Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Current income tax expense
Current tax expense recognized in the current period	$ 49,846.5		$ 41,421.1
Income tax adjustments on prior years	(12,748.5)		(7,553.0)
Other income tax adjustments	69.9		(79.5)
Current income tax expense	37,167.9		33,788.6
Deferred income tax benefit
The origination and reversal of temporary differences	(7,238.3)		(2,580.5)
Investment tax credits	(2,632.6)
Deferred income tax benefit	(9,870.9)		(2,580.5)
Income tax expense recognized in profit or loss	$ 27,297.0	$ 978.0	$ 31,208.1